INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax expense (benefit) are as follows:

	Year Ended December 31,
(in thousands)	2022	2021
Current expense (benefit):
Federal	$3,477	$—
State	44	17

	3,521	17

Deferred expense (benefit):
Federal	(7,063)	(6,756)
State	(185)	(569)

	(7,248)	(7,325)

Total income tax expense (benefit)	$(3,727)	$(7,308)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of income tax expense (benefit) to the amount computed by applying the statutory federal income tax rate to the net income (loss) is summarized as follows:

	Year Ended December 31,
(in thousands)	2022		2021
Tax at federal statutory rate	$(5,473)	21.0%	$(7,214)	21.0%
State, net of federal benefit	(218)	0.8%	(350)	1.0%
Contingent liabilities	—	—%	(168)	0.5%
Share-based compensation	2,371	(9.0)%	1,143	(3.3)%
Foreign-derived intangible income	(55)	0.2%	—	—%
Research and development credits	(444)	1.7%	(1,064)	3.1%
Change in uncertain tax positions	78	(0.3)%	119	(0.3)%
State tax rate change	(570)	2.2%	37	(0.1)%
Change in valuation allowance	880	(3.4)%	228	(0.7)%
Other	(296)	1.1%	(39)	0.1%

Total income tax benefit and effective tax rate	$(3,727)	14.3%	$(7,308)	21.3%

Schedule of Deferred Tax Assets and Liabilities
The Company offsets all deferred tax assets and liabilities by jurisdiction, as well as any related valuation allowance, and presents them on our consolidated balance sheet as a non-current
deferred income tax asset or liability (as applicable). Deferred tax assets (liabilities) are comprised of the following:

	December 31,
(in thousands)	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$316	$6,618
Research credit carryforwards	1,341	2,803
Share-based compensation	3,454	1,703
Deferred revenue	2,090	1,768
Operating lease liabilities	5,650	3,088
Contingent liabilities	745	—
Capitalized research and experimental expenditures	4,992	—
Other	256	1,488
Valuation allowance for deferred tax assets	(314)	(526)

Net deferred tax assets	$18,530	$16,942
Deferred tax liabilities:
Identified intangibles	$(32,890)	$(35,114)
Operating lease assets	(4,713)	(2,973)
Fixed assets	(2,212)	—
Other	(56)	(817)

Net deferred tax liabilities	$(39,871)	$(38,904)

Deferred income taxes, net	$(21,341)	$(21,962)

Schedule of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns Roll Forward
A reconciliation of the amount of unrecognized tax benefits at December 31, 2022 and 2021 is as follows:

	December 31,
(in thousands)	2022	2021
Balance at beginning of year	$894	$766
Additions based on tax positions related to the current year	41	128
Reductions for tax positions of prior years	(472)	—

Balance at end of year	$463	$894